Derivative Warrants Liabilities (Details) - Schedule of Changes in the Warrants Liability	12 Months Ended
Oct. 31, 2023 USD ($)
Derivative Warrants Liabilities (Details) - Schedule of Changes in the Warrants Liability [Line Items]
Balance at beginning
Issuance of Warrants	1,771,208
Balance at ending	4,310,379
Warrants [member]
Derivative Warrants Liabilities (Details) - Schedule of Changes in the Warrants Liability [Line Items]
Balance at beginning
Issuance of Warrants	923,225
Exercise of warrants	(574,040)
Changes in fair value of warrants	2,189,986
Balance at ending	$ 4,310,379